Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of financial assets [line items]
Financial assets investments - at fair value	₨ 1,595	$ 24	₨ 695	$ 10	₨ 432
Other non-current assets	43,907	673	35,016
Trade and other receivable	84,263	1,294	60,276
Short term investments -Bank deposits	30,633	471	55,790
Derivative financial assets	1,524	23	91
Cash and cash equivalents	42,192	648	97,202
Restricted cash and cash equivalents	2,483	38	11,747
Carrying amount [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,595	24	695
Other non-current assets	30,049	462	19,300
Trade and other receivable	44,549	684	33,222
Short term investments -Bank deposits	30,633	471	55,790
Other investments	285,363	4,383	468,895
Derivative financial assets	1,524	23	129
Cash and cash equivalents	42,192	648	97,202
Restricted cash and cash equivalents	2,483	38	11,747
Financial assets	438,388	6,733	686,980
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,595	24	695
Other non-current assets	30,049	462	19,300
Trade and other receivable	44,549	684	33,222
Short term investments -Bank deposits	30,633	471	55,790
Other investments	285,363	4,383	468,895
Derivative financial assets	1,524	23	129
Cash and cash equivalents	42,192	648	97,202
Restricted cash and cash equivalents	2,483	38	11,747
Financial assets	438,388	$ 6,733	686,980
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Other investments	285,363		468,895
Financial assets	285,363		468,895
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Other non-current assets	30,049		19,300
Trade and other receivable	44,549		33,222
Short term investments -Bank deposits	30,633		55,790
Cash and cash equivalents	42,192		97,202
Restricted cash and cash equivalents	2,483		11,747
Financial assets	149,906		217,261
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	1,595		695
Financial assets	1,595		695
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets	1,524		129
Financial assets	₨ 1,524		₨ 129